RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS (Details) - TopBuild Corp. 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS
Investments, at fair value	$ 674,592,317	$ 589,745,437
Fidelity
RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS
Fees paid	29,865
TopBuild Stock Fund
RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS
Investments, at fair value	7,817,228	6,400,213
Common stock
RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS
Investments, at fair value	7,814,007	6,396,967
Cash and money market investments
RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS
Investments, at fair value	$ 3,221	$ 3,246